Segmented information (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 2,021,263	$ 1,977,922
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	316,013	218,488
Barbados
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	1,705,250	1,756,300
United States
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 0	$ 3,134